LEASES - Schedule of Operating Lease Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease costs	$ 4,508	$ 3,656	$ 3,788
Variable lease payments	215	413	274
Short term lease costs	162	116	75
Cash paid for operating leases, net of operating cash flows from lease incentives received	$ 5,654	$ 4,442	$ 3,072